Condensed Statements of Stockholders Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at May. 23, 2014	0
Beginning balance, value at May. 23, 2014	$ 0	$ 488	$ 0	$ 488
Issuance of founders shares	48,500,000
Issuance of founders shares value	$ 48	(48)
Cancellation of founders shares related to reverse capitalization, shares	(48,500,000)
Cancellation of founders shares related to reverse capitalization, value	$ (48)	47		(1)
Reverse capitalization, shares	757,689,386
Reverse capitalization, value	$ 757,689	(488)	(820,022)	(62,821)
Common stock issued for debt settlement, shares	375,733
Common stock issued for debt settlement, value	$ 376	123,088		123,464
Stock based compensation		22,800,000		22,800,000
Net loss			(25,097,268)	(25,097,268)
Ending balance, shares at Dec. 31, 2014	758,065,119
Ending balance, value at Dec. 31, 2014	$ 758,065	22,923,087	(25,917,290)	(2,236,138)
Settlement agreement with former officers and directors, shares	(709,121,205)
Settlement agreement with former officers and directors, value	$ (709,121)	162,000	820,022	272,901
Stock based compensation, shares	157,442,500
Stock based compensation, value	$ 157,443	67,129,666		71,556,339
Common stock issued for previously accrued consulting fees, shares	5,334,524
Common stock issued for previously accrued consulting fees, value	$ 5,335	1,109,340		1,114,675
Common stock issued for cash, shares	2,730,037
Common stock issued for cash, value	$ 2,729	353,121		355,850
Common stock issued for employment agreement termination, shares	5,000,000
Common stock issued for employment agreement termination, value	$ 5,000	1,895,000		1,900,000
Related party debt forgiveness		100,000		100,000
Common stock issued for settlement of related party accounts payable, shares	7,500,000
Common stock issued for settlement of related party accounts payable, value	$ 7,500	332,663		340,163
Stock based compensation		4,269,230		4,269,230
Services contributed by employees/officers		288,988		288,988
Net loss			(75,262,686)	(75,262,686)
Ending balance, shares at Jun. 30, 2015	227,640,975
Ending balance, value at Jun. 30, 2015	$ 227,641	$ 98,672,757	$ (100,359,954)	$ (1,459,556)